COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified		12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 27, 2011 Dispute Related To Acquisition And Development Of Golf Course Property [Member]	Dec. 31, 2013 Guarantee Oblgations	Dec. 31, 2013 Guarantee Oblgations Minimum	Dec. 31, 2013 Guarantee Oblgations Maximum	Dec. 31, 2013 Capital commitments
Loss Contingencies [Line Items]
Capital commitments						$ 9.6
Accrued taxes	2.0
Payments for Legal Settlements		4.0
Remaining term				1 year	2 years
Total principal outstanding			$ 0.3